Dividends	12 Months Ended
Dec. 31, 2018
Dividends
Dividends

B6    Dividends

	2018			2017			2016
	Pence per			Pence per			Pence per
	share		£m	share		£m	share		£m
Dividends relating to reporting year:
First interim ordinary dividend	15.67	p	406	14.50	p	375	12.93	p	333
Second interim ordinary dividend	33.68	p	873	32.50	p	841	30.57	p	789
Total	49.35	p	1,279	47.00	p	1,216	43.50	p	1,122
Dividends paid in reporting year:
Current year first interim ordinary dividend	15.67	p	404	14.50	p	373	12.93	p	332
Second interim ordinary dividend for prior year	32.50	p	840	30.57	p	786	26.47	p	679
Special dividend for prior year	—		—	—		—	10.00	p	256
Total	48.17	p	1,244	45.07	p	1,159	49.40	p	1,267

Dividend per share

For the year ended 31 December 2017 the second interim ordinary dividend of 32.50 pence per ordinary share was paid to eligible shareholders on 18 May 2018. The 2018 first interim ordinary dividend of 15.67 pence per ordinary share was paid to eligible shareholders on 27 September 2018.

The second interim ordinary dividend for the year ended 31 December 2018 of 33.68 pence per ordinary share will be paid on 17 May 2019 in sterling to shareholders on the UK register and the Irish branch register on 29 March 2019 (Record Date), and in Hong Kong dollars to shareholders on the Hong Kong branch register at 4.30pm Hong Kong time on the Record Date (HK Shareholders). Holders of US American Depositary Receipts (US Shareholders) will be paid their dividends in US dollars on or about 24 May 2019. The second interim ordinary dividend will be paid on or about 24 May 2019 in Singapore dollars to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) at 5.00pm Singapore time on the Record Date (SG Shareholders). The dividend payable to the HK Shareholders will be translated using the exchange rate quoted by the WM Company at the close of business on 12 March 2019. The exchange rate at which the dividend payable to the SG Shareholders will be translated into Singapore dollars, will be determined by CDP.

Shareholders on the UK register and Irish branch register are eligible to participate in a Dividend Reinvestment Plan.